Overview and Summary of Significant Accounting Policies (Narrative) (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2010
Service Area Square Miles			6,000
Service Area By County			24
Approximate number of retail customers			500,000
Approximate number of DPLER customers			$ 70,000
Number of coal fired power plants			8
Entity number of employees	1,493		1,493
Employees under a collective bargaining agreement which expires in October-2011			53.00%
Capitalized interest for unregulated generation propety	1,200,000	1,100,000	2,600,000	2,200,000
Insurance and claims costs					$ 10,100,000
DP&L [Member]
Approximate number of retail customers			500,000
Entity number of employees	1,446		1,446